Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events
Subsequent Events

(15) Subsequent Events

On October 10, 2014, the Company entered into a second amendment to that certain Share Exchange Agreement, as amended, with Rochon Capital (as further amended, the "Amended Share Exchange Agreement"), which will become effective upon the consummation of our proposed current public offering, and which limits Rochon Capital's right or the right of a Permitted Transferee (as defined below) to be issued the 25,240,676 shares of our common stock it is currently entitled to receive under the Share Exchange Agreement, as amended (the "Second Tranche Parent Stock") solely upon the public announcement that a person or group of affiliated or associated persons has become an Acquiring Person (as defined below), or upon the commencement or announcement of a tender or exchange offer which would result in any person or group becoming an Acquiring Person. In such event, the Second Tranche Parent Stock will be issued to Rochon Capital, or a Permitted Transferee to whom the right has been transferred, within ten (10) days of its written request, which request shall be in its sole discretion. A person or group of affiliated or associated persons becomes an "Acquiring Person," thus triggering the issuance of the Second Tranche Parent Stock to Rochon Capital, or a Permitted Transferee to whom the right has been transferred, upon acquiring, subsequent to the date of the Amended Share Exchange Agreement, beneficial ownership of 15% or more of the shares of our common stock then outstanding. The term "Acquiring Person" shall not include (1) any person who acquires 15% or more of our shares of common stock in a transaction approved by John P. Rochon, (2) any affiliates of John P. Rochon or (3) any family members of John P. Rochon.

In addition, Rochon Capital has agreed to irrevocably waive its right to, and has agreed that it will not (i) sell, pledge, convey or otherwise transfer all or any part of the Second Tranche Parent Stock or the right to received the Second Tranche Parent Stock to any person or entity other than to (x) John P. Rochon or his wife, or both, or William John Philip Rochon (each a "Permitted Transferee") or (y) the Company, as set forth below, and (ii) be entitled to receive any cash dividends or cash distributions of any kind with respect to the Second Tranche Parent Stock, except as specifically provided below. Rochon Capital further agreed that the Second Tranche Parent Stock shall be redeemed by the Company upon receipt of a cash payment by Rochon Capital from the Company of One Million Dollars ($1,000,000) if any of the following events occur: (i) our liquidation or dissolution; (ii) our merger with or into another entity where the holders of its common stock prior to the merger do not own a majority of its common stock immediately after the merger (while specifically excluding the Second Tranche Parent Stock from such calculation); (iii) the sale of all or substantially all of our assets; (iv) the death of John P. Rochon, in which case the redemption shall be limited to Second Tranche Parent Stock that has not been transferred by Rochon Capital; (v) a change of control of Rochon Capital such that a majority of the equity of Rochon Capital is not owned by John P. Rochon or immediate family members of John P. Rochon; and (vi) John P. Rochon having been found guilty or having pled guilty or nolo contendere to any act of embezzlement, fraud, larceny or theft on or from the Company. Rochon Capital has also agreed that the Second Tranche Parent Stock will be automatically redeemed by the Company for nominal consideration if any of the following events should occur: (i) the Company commences a voluntary case under Title 11 of the United States Code or the corresponding provisions of any successor laws; (ii) an involuntary case against the Company is commenced under Title 11 of the United States Code or the corresponding provisions of any successor laws and either (A) the case is not dismissed by midnight at the end of the 90th day after commencement or (B) the court before which the case is pending issues an order for relief or similar order approving the case; or (iii) a court of competent jurisdiction appoints, or the Company makes an assignment of all or substantially all of its assets to, a custodian (as that term is defined in Title 11 of the United States Code or the corresponding provisions of any successor laws) for the Company or all or substantially all of its assets.

Rochon Capital has agreed to irrevocably authorize and direct our transfer agent to place a permanent stop order on the Second Tranche Parent Stock and to add a corresponding restrictive legend on the certificate or certificates representing the Second Tranche Parent Stock.

On October 10, 2014, pursuant to the Second Amendment entered into on June 12, 2014, the Company and RCP V mutually agreed to convert the RCP V Note in the original principal amount of $20,000,000, into 3,200,000 shares of our common stock which conversion will become effective upon the consummation of our proposed current public offering of common stock.

On October 16, 2014, the Company effected a 1-for-20 reverse stock split of its issued and outstanding shares of common stock. The Company filed an amendment to its Articles of Incorporation with the Secretary of State of Florida (the "Amendment") to effectuate the Stock Split and to reduce proportionately the number of its authorized shares of common stock from 5,000,000,000 shares of common stock to 250,000,000 shares of common stock and the number of its authorized shares of preferred stock from 10,000,000 shares of preferred stock to 500,000 shares of preferred stock. As of that date, each 20 shares of issued and outstanding common stock were converted into one share of common stock. No fractional shares will be issued in connection with the Stock Split. Instead, any fractional shares that remain after the Stock Split have been rounded up to the nearest whole number of shares. All options, warrants and convertible securities of the Company outstanding immediately prior to the Stock Split have been appropriately adjusted by dividing the number of shares of common stock into which the options, warrants and convertible securities are exercisable or convertible by 20 and multiplying the exercise or conversion price thereof by 20, as a result of the Stock Split. Accordingly, all share and per share amounts for all periods presented in the consolidated financial statements and notes thereto have been adjusted retrospectively, where applicable to reflect the reverse stock split.

On or about October 22, 2014, in an effort to solicit roadshow meetings for us with potential investors, emails authored by employees of Cantor Fitzgerald & Co. were sent to a number of prospective institutional investors. Any disclosure in the emails that did not comply with, or that exceeded the scope permissible under, Rule 134 of the Securities Act, would not be entitled to the "safe-harbor" provided by Rule 134. As a result, the email messages could be determined to be an illegal offer of securities in violation of Section 5 of the Securities Act. If the communications in the emails were to be held by a court to be a violation by us of the Securities Act, the recipients of the email messages, including someone who may have been forwarded the emails, if any, who purchase shares of our common stock in this offering could have a rescission right, to require us to repurchase those shares at their original purchase price with interest or a claim for damages if the purchaser no longer owns the securities, for one year following the date of the violation. In addition, we have agreed to indemnify each of the underwriters for losses that they may incur as a result of the distribution of the emails by Cantor Fitzgerald & Co. Consequently, due to the email communications and indemnification, we may have a contingent liability arising out of this possible violation of the Securities Act. The likelihood and magnitude of this contingent liability, if any, is presently impossible to quantify, and would depend, in part, upon the number of shares purchased by any recipients of the email messages and the subsequent trading price of our common stock. If any violation of the Securities Act is asserted, we intend to contest the matter vigorously.

(16) Subsequent Events

On January 23, 2014, we announced the signing of a definitive agreement to acquire Golden Girls LLC, which offers women a safe and trusted way to sell their jewelry for cash. Founded in 2008, Golden Girls LLC purchases precious metals from guests at Golden Girls LLC home parties. Hosts and buyers earn commissions on all jewelry purchased at the parties. The company provides training to buyers, enabling them to pay fair value for jewelry on the spot. As of the date of this filing, this transaction has not yet closed and we are currently unable to ascertain the consideration to be paid by us in connection with such acquisition as the consideration is based upon achievement of a certain EBITDA at the end of 2014, 2015 and 2016 and other milestones that are not expected to occur prior to closing.

On March 14, 2014, we completed the acquisition of Uppercase Living LLC ("Uppercase Living"). Salt Lake City-based Uppercase Living offers an extensive line of customizable vinyl expressions for display on walls. Its independent sales force sells throughout the United States. Consideration for the acquisition consists of 28,920 shares of our Common Stock. The shares of our Common Stock have not been issued as of March 31, 2014.

On October16, 2014, the Company effected a 1-for-20 reverse stock split of its issued and outstanding shares of common stock. The Company filed an amendment to its Articles of Incorporation with the Secretary of State of Florida (the "Amendment") to effectuate the Stock Split and to reduce proportionately the number of its authorized shares of common stock from 5,000,000,000 shares of common stock to 250,000,000 shares of common stock and the number of its authorized shares of preferred stock from 10,000,000 shares of preferred stock to 500,000 shares of preferred stock. As of that date, each 20 shares of issued and outstanding common stock were converted into one share of common stock. No fractional shares will be issued in connection with the Stock Split. Instead, any fractional shares that remain after the Stock Split have been rounded up to the nearest whole number of shares. All options, warrants and convertible securities of the Company outstanding immediately prior to the Stock Split have been appropriately adjusted by dividing the number of shares of common stock into which the options, warrants and convertible securities are exercisable or convertible by 20 and multiplying the exercise or conversion price thereof by 20, as a result of the Stock Split. Accordingly, all share and per share amounts for all periods presented in the consolidated financial statements and notes thereto have been adjusted retrospectively, where applicable to reflect the reverse stock split.